OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Prepaid Expense and Other Assets, Current [Abstract]
Schedule of Other Current Assets

(in thousands of $)	2019	2018
Prepaid expenses	2,087	2,386
Other receivables	9,807	2,346
Mark-to-market interest rate swaps valuation (see note 24)	—	1,802
	11,894	6,534